BORROWINGS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Short-term Debt [Line Items]
Long-term borrowings	¥ 137,660	¥ 78,611
Current portion of long-term borrowings		78,611
Non-current portion of long-term borrowings	137,660
Beijing Agriculture Finance Leasing, LLC. [Member]
Short-term Debt [Line Items]
Long-term borrowings		78,611
Beijing Changping Technology Development Co. Ltd.("BC-TID")
Short-term Debt [Line Items]
Long-term borrowings	¥ 137,660	¥ 0